Material Accounting Policy Information - Schedule of of Business of the Subsidiaries are in Malaysia and/or Incorporated in Malaysia Unless Indicated Otherwise (Details)	6 Months Ended
	Dec. 31, 2024		Jun. 30, 2024
ARB IOT (M) Sdn. Bhd. (“AIMSB”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%		100.00%
Principal activities	Investment holding
ARB IOT Group Sdn. Bhd. (“AIGSB”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%		100.00%
Principal activities	Investment holding
ARB AI Agro Sdn. Bhd. (“ARB AI Agro”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%		100.00%
Principal activities	Investment holding
ARB Agro Technology Sdn. Bhd. (“ARB Agro Tech”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%		100.00%
Principal activities	Business in digital agricultural technology
ARB AI Sdn. Bhd. (“ARB AI”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		[1]	100.00%
Principal activities	Dormant
ARBIOT Sdn. Bhd. (“ARBIOT”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		[1]	100.00%
Principal activities	Dormant
ARB Lab Sdn. Bhd. (“ARB Lab”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%		100.00%
Principal activities	Investment holding
ARB R&D Sdn. Bhd. (“ARB R&D”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%		100.00%
Principal activities	Development of IT and IoT for software and hardware
ARB Innovation Sdn. Bhd. (“ARB Innovation”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%		100.00%
Principal activities	Provision of IT software and hardware solution
ARB R1 Technology Sdn. Bhd (“ARB R1”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%		100.00%
Principal activities	Dormant
ARB Robotic Sdn. Bhd. (“ARB Robotic”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%		100.00%
Principal activities	Investment holding
ARB Intelligence Sdn. Bhd. (“ARB Intelligence”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%		100.00%
Principal activities	IoT cloud business platform
ARB Techsymbol Sdn. Bhd. (“ARB Techsymbol”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		[1]	100.00%
Principal activities	Dormant
ARB Logistic Technologies Sdn. Bhd. (“ARB Logistic”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		[1]	100.00%
Principal activities	Dormant
ARB WMS Technologies Sdn. Bhd. (“ARB WMS”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		[1]	100.00%
Principal activities	Dormant
ARB Information Sdn. Bhd. (“ARB Information”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		[1]	100.00%
Principal activities	Dormant
ARB AI Technology Sdn. Bhd. (“ARB AI Tech”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		[1]	100.00%
Principal activities	Dormant
ARB 5G Sdn. Bhd. (“ARB 5G”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		[1]	100.00%
Principal activities	Dormant
ARB Big Data Sdn. Bhd. (“ARB Big Data”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage		[1]	100.00%
Principal activities	Dormant
ARB Synergy Sdn. Bhd. (“ARB Synergy”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%			[1]
Principal activities	Investment holding
ARB Databook Pte. Ltd. (“ARB Databook”) [Member]
Schedule of Principal Place of Business of The Subsidiaries [Line Items]
Ownership of percentage	100.00%			[1]
Principal activities	Dormant

[1]	The company ceased operation during the financial period of the six months ended December 31, 2024, undergoes strike-off exercise and deemed written off from the Group as of December 31, 2024.